Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Premiums	$ 53,021	$ 52,409	$ 45,959
Services	969	1,406	2,164
Investment income	389	474	377
Total revenues	54,379	54,289	48,500
Operating expenses:
Benefits	45,007	44,269	38,166
Operating costs	7,277	7,318	7,639
Depreciation and amortization	354	355	333
Total operating expenses	52,638	51,942	46,138
Income from operations	1,741	2,347	2,362
Gain on sale of business	0	270	0
Interest expense	189	186	192
Income before income taxes	1,552	2,431	2,170
Provision for income taxes	938	1,155	1,023
Net income	$ 614	$ 1,276	$ 1,147
Basic earnings per common share (in dollars per share)	$ 4.11	$ 8.54	$ 7.44
Diluted earnings per common share (in dollars per share)	4.07	8.44	7.36
Dividends declared per common share (in dollars per share)	$ 1.16	$ 1.15	$ 1.11